Exhibit 99.4

MONTHLY CERTIFICATEHOLDERS’ STATEMENT

CHASE BANK USA, NATIONAL ASSOCIATION

FIRST USA CREDIT CARD MASTER TRUST, SERIES 2002-CC

Monthly Period:	11/1/13	to	11/30/13
Transfer Date:			12/13/13

Under Section 5.02 of the Third Amended and Restated Pooling and Servicing Agreement dated as of December 19, 2007 (the “Pooling and Servicing Agreement”) by and between Chase Bank USA, National Association (the “Bank”) and BNY Mellon Trust of Delaware (formerly known as BNYM (Delaware)), as trustee (the “Trustee”), the Bank, as Servicer, is required to prepare certain information each month regarding current distributions to Certficateholders and the performance of the First USA Credit Card Master Trust (the “Trust”) during the previous month. The information which is required to be prepared with respect to the Distribution Date noted above and with respect to the performance of the Trust during the month noted above is set forth below. Capitalized terms used in this Monthly Certificateholders’ Statement have their respective meanings set forth in the Pooling and Servicing Agreement.

On December 16, 2013, the First USA Credit Card Master Trust, Series 2002-CC Certificate (the “FUSA Collateral Certificate”) issued by the Trust was paid in full and cancelled and the FUSA Collateral Certificate was terminated.

A.	Information Regarding the Current Monthly Distribution

1.	The total amount to be distributed to the Certificateholders on the Transfer Date	158,243,106.92

2.	The amount set forth in item 1 above representing Collections of Principal Receivables allocated to Series 2002-CC	157,747,630.67

3.	The amount set forth in item 1 above representing Unapplied Master Trust Level Principal Collections allocated to Series 2002-CC	0.00

4.	The amount of the distribution set forth in item 1 above representing Collections of Finance Charge Receivables allocated to Series 2002-CC as well as any other amounts to be to be treated as Series 2002-CC Finance Charge Collections	495,476.25

B.	Information Regarding the Performance of the Trust

1.	The aggregate amount of Receivables in the Trust as of the last day of the Monthly Period	1,195,878,379.87

2.	The aggregate amount of Principal Receivables in the Trust as of the last day of the Monthly Period	1,147,220,642.14

3.	The Invested Amount as of the last day of the Monthly Period	37,500,000.00

4.	The Invested Amount used in calculating the Floating Allocation Percentage for the current Monthly Period	37,600,000.00

5.	The Invested Amount used in calculating the Principal Allocation Percentage for the current Monthly Period	622,021,000.00

6.	The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the Monthly Period
	(a) 30 - 59 days	5,807,930.23
	(b) 60 - 89 days	3,996,275.75
	(c) 90 - 119 days	3,633,130.34
	(d) 120 - 149 days	2,597,716.80

	(e) 150 - 179 days	2,556,022.16
	(f) 180 or more days	8,275.73
	Total	18,599,351.01

7.	The aggregate amount of all defaulted Principal Receivables written off as uncollectible during the Monthly Period allocable to the Invested Amount (the aggregate “ Investor Default Amount”)	97,454.72

8.	The amount of the Investor Monthly Servicing Fee Payable to the Servicer for the Monthly Period	47,000.00

9.	The total Additional Invested Amount to be added to the Invested Amount on the Transfer Date	0.00

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date December 06, 2013.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey
Vice President